Supplementary Financial Statements Information (Currencies) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 232,787	$ 148,156
US Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	226,172	139,644
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	4,416	4,008
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 2,199	$ 4,504